SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

9.SUBSEQUENT EVENTS

Management has evaluated subsequent events to determine if events or transactions occurring through the date the unaudited condensed financial statements were issued require potential adjustment to or disclosure in the unaudited condensed financial statements. Other than as described below, the Company concluded that there have been no events that have occurred that would require adjustments to the unaudited condensed financial statements.

Subsequent to March 31, 2023, the Sponsor deposited $2.4 million into the Trust Account pursuant to the Promissory Note issued by the Company to the Sponsor. As of May 8, 2023, the Company has borrowed $4,714,286 under the Promissory Note.

9.SUBSEQUENT EVENTS

Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements were issued require potential adjustment to or disclosure in the financial statements. Other than as described below, the Company concluded that there have been no events that have occurred that would require adjustments to the financial statements.

Subsequent to December 31, 2022, the Company drew $600,000 against the Working Capital Loan with the Sponsor for ongoing business expenses and the Business Combination. As of February 28, 2023, the Company had $2,100,000 outstanding borrowings under the Working Capital Loan.

On January 26, 2023, the Company entered into a non-interest bearing promissory note with the Sponsor, pursuant to which the Sponsor agreed to make monthly deposits directly to the Trust Account of $0.03 for each outstanding Class A ordinary share, up to a maximum of $1.2 million per month, beginning on February 3, 2023. The promissory note will be repaid on the earlier of (i) the close of the Proposed Business Combination, or (ii) August 4, 2023. In February, 2023, the Sponsor deposited approximately $1.1 million into the Trust Account.

On February 2, 2023, the Company held an extraordinary general meeting of shareholders and approved a proposal to amend the Company’s amended and restated memorandum and articles of association to extend the date by which the Company has to consummate an initial business combination from February 4, 2023 to August 4, 2023, or such earlier date as the Company’s board of directors may determine approve in accordance with the amended and restated memorandum and articles of association. In connection with the approval of the Extension, shareholders elected to redeem an aggregate of 53,002,919 ordinary shares, of which the Company paid cash from the Trust Account in the aggregate amount of approximately $539.0 million (approximately $10.17 per share) to redeeming shareholders.